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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-22025

                               -----------------

                        VOYA SEPARATE PORTFOLIOS TRUST
              (Exact name of registrant as specified in charter)

                               -----------------

                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

  (Name and address of agent for service)             With copies to:

          Theresa K. Kelety, Esq.                 Jeffrey S. Puretz, Esq.
           Voya Investments, LLC                        Dechert LLP
  7337 E. Doubletree Ranch Road, Suite 100          1900 K Street, N.W.
            Scottsdale, AZ 85258                    Washington, DC 20006

      Registrant's telephone number, including area code: (800) 992-0180

                               -----------------

                       Date of fiscal year end: March 31

            Date of reporting period: July 1, 2013 - June 30, 2014

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-22025
Reporting Period: 07/01/2013 - 06/30/2014
Voya Separate Portfolios Trust


================== Voya Emerging Markets Corporate Debt Fund ===================


This fund had no proxy voting activity during the reporting period.



================ Voya Emerging Markets Hard Currency Debt Fund =================


This fund had no proxy voting activity during the reporting period.



================ Voya Emerging Markets Local Currency Debt Fund ================


This fund had no proxy voting activity during the reporting period.



====================== Voya Investment Grade Credit Fund =======================


This fund had no proxy voting activity during the reporting period.



====================== Voya Retirement Solution 2020 Fund ======================


VOYA EQUITY TRUST (VOYA MIDCAP OPPORTUNITIES FUND)

Ticker:       NMCIX          Security ID:  44978A806
Meeting Date: JUL 30, 2013   Meeting Type: Special
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=77.54%     Management
                                                        A=11.23%
                                                        AB=11.23%
2     Approve Sub-Advisory Agreement          For       F=75.06%     Management
                                                        A=13.66%
                                                        AB=11.28%
9     Approve Modification to Current         For       F=74.51%     Management
      Manager-of-Managers Policy                        A=14.07%
                                                        AB=11.42%

NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold



====================== Voya Retirement Solution 2025 Fund ======================


VOYA EQUITY TRUST (VOYA MIDCAP OPPORTUNITIES FUND)

Ticker:       NMCIX          Security ID:  44978A806
Meeting Date: JUL 30, 2013   Meeting Type: Special
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=77.54%     Management
                                                        A=11.23%
                                                        AB=11.23%
2     Approve Sub-Advisory Agreement          For       F=75.06%     Management
                                                        A=13.66%
                                                        AB=11.28%
9     Approve Modification to Current         For       F=74.51%     Management
      Manager-of-Managers Policy                        A=14.07%
                                                        AB=11.42%


NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold



====================== Voya Retirement Solution 2030 Fund ======================


VOYA EQUITY TRUST (VOYA MIDCAP OPPORTUNITIES FUND)

Ticker:       NMCIX          Security ID:  44978A806
Meeting Date: JUL 30, 2013   Meeting Type: Special
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=77.54%     Management
                                                        A=11.23%
                                                        AB=11.23%
2     Approve Sub-Advisory Agreement          For       F=75.06%     Management
                                                        A=13.66%
                                                        AB=11.28%
9     Approve Modification to Current         For       F=74.51%     Management
      Manager-of-Managers Policy                        A=14.07%
                                                        AB=11.42%


NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold



====================== Voya Retirement Solution 2035 Fund ======================


VOYA EQUITY TRUST (VOYA MIDCAP OPPORTUNITIES FUND)

Ticker:       NMCIX          Security ID:  44978A806
Meeting Date: JUL 30, 2013   Meeting Type: Special
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=77.54%     Management
                                                        A=11.23%
                                                        AB=11.23%
2     Approve Sub-Advisory Agreement          For       F=75.06%     Management
                                                        A=13.66%
                                                        AB=11.28%
9     Approve Modification to Current         For       F=74.51%     Management
      Manager-of-Managers Policy                        A=14.07%
                                                        AB=11.42%


NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold



====================== Voya Retirement Solution 2040 Fund ======================


VOYA EQUITY TRUST (VOYA MIDCAP OPPORTUNITIES FUND)

Ticker:       NMCIX          Security ID:  44978A806
Meeting Date: JUL 30, 2013   Meeting Type: Special
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=77.54%     Management
                                                        A=11.23%
                                                        AB=11.23%
2     Approve Sub-Advisory Agreement          For       F=75.06%     Management
                                                        A=13.66%
                                                        AB=11.28%
9     Approve Modification to Current         For       F=74.51%     Management
      Manager-of-Managers Policy                        A=14.07%
                                                        AB=11.42%


NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold



====================== Voya Retirement Solution 2045 Fund ======================


VOYA EQUITY TRUST (VOYA MIDCAP OPPORTUNITIES FUND)

Ticker:       NMCIX          Security ID:  44978A806
Meeting Date: JUL 30, 2013   Meeting Type: Special
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=77.54%     Management
                                                        A=11.23%
                                                        AB=11.23%
2     Approve Sub-Advisory Agreement          For       F=75.06%     Management
                                                        A=13.66%
                                                        AB=11.28%
9     Approve Modification to Current         For       F=74.51%     Management
      Manager-of-Managers Policy                        A=14.07%
                                                        AB=11.42%


NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold



====================== Voya Retirement Solution 2050 Fund ======================


VOYA EQUITY TRUST (VOYA MIDCAP OPPORTUNITIES FUND)

Ticker:       NMCIX          Security ID:  44978A806
Meeting Date: JUL 30, 2013   Meeting Type: Special
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=77.54%     Management
                                                        A=11.23%
                                                        AB=11.23%
2     Approve Sub-Advisory Agreement          For       F=75.06%     Management
                                                        A=13.66%
                                                        AB=11.28%
9     Approve Modification to Current         For       F=74.51%     Management
      Manager-of-Managers Policy                        A=14.07%
                                                        AB=11.42%


NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold



====================== Voya Retirement Solution 2055 Fund ======================


VOYA EQUITY TRUST (VOYA MIDCAP OPPORTUNITIES FUND)

Ticker:       NMCIX          Security ID:  44978A806
Meeting Date: JUL 30, 2013   Meeting Type: Special
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=77.54%     Management
                                                        A=11.23%
                                                        AB=11.23%
2     Approve Sub-Advisory Agreement          For       F=75.06%     Management
                                                        A=13.66%
                                                        AB=11.28%
9     Approve Modification to Current         For       F=74.51%     Management
      Manager-of-Managers Policy                        A=14.07%
                                                        AB=11.42%


NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold



===================== Voya Retirement Solution Income Fund =====================


VOYA EQUITY TRUST (VOYA MIDCAP OPPORTUNITIES FUND)

Ticker:       NMCIX          Security ID:  44978A806
Meeting Date: JUL 30, 2013   Meeting Type: Special
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=77.54%     Management
                                                        A=11.23%
                                                        AB=11.23%
2     Approve Sub-Advisory Agreement          For       F=75.06%     Management
                                                        A=13.66%
                                                        AB=11.28%
9     Approve Modification to Current         For       F=74.51%     Management
      Manager-of-Managers Policy                        A=14.07%
                                                        AB=11.42%


NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA SEPARATE PORTFOLIOS TRUST

By:    /s/ Shaun P. Mathews
       ----------------------------------------
       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 25, 2014